JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.6%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	119	5,518
RTX Corp.	193	13,913
Textron, Inc.	120	9,355
		28,786
Air Freight & Logistics — 1.1%
FedEx Corp.	28	7,252
United Parcel Service, Inc., Class B	118	18,427
		25,679
Automobile Components — 0.2%
Aptiv plc *	49	4,796
Automobiles — 1.7%
Tesla, Inc. * (a)	153	38,232
Banks — 3.3%
Bank of America Corp.	866	23,699
Citigroup, Inc.	202	8,319
Fifth Third Bancorp	206	5,224
Truist Financial Corp.	340	9,728
US Bancorp	321	10,597
Wells Fargo & Co.	450	18,385
		75,952
Beverages — 2.2%
Coca-Cola Co. (The)	484	27,118
Constellation Brands, Inc., Class A	17	4,280
Monster Beverage Corp. *	71	3,754
PepsiCo, Inc.	85	14,354
		49,506
Biotechnology — 3.0%
AbbVie, Inc.	191	28,416
Biogen, Inc. *	26	6,741
BioMarin Pharmaceutical, Inc. *	23	2,081
Neurocrine Biosciences, Inc. *	13	1,462
Regeneron Pharmaceuticals, Inc. *	17	13,778
Sarepta Therapeutics, Inc. *	19	2,298
Vertex Pharmaceuticals, Inc. *	39	13,482
		68,258
Broadline Retail — 3.5%
Amazon.com, Inc. *	638	81,054
Building Products — 0.9%
Masco Corp.	94	5,030
Trane Technologies plc	81	16,412
		21,442
Capital Markets — 2.4%
Blackstone, Inc.	18	1,920

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	91	4,982
CME Group, Inc.	74	14,937
Intercontinental Exchange, Inc.	79	8,657
Morgan Stanley	125	10,245
Raymond James Financial, Inc.	50	5,010
S&P Global, Inc.	23	8,354
State Street Corp.	27	1,795
		55,900
Chemicals — 2.0%
Air Products and Chemicals, Inc.	24	6,776
Dow, Inc.	172	8,888
Eastman Chemical Co.	70	5,374
Linde plc	41	15,358
LyondellBasell Industries NV, Class A	49	4,588
PPG Industries, Inc.	33	4,301
		45,285
Commercial Services & Supplies — 0.2%
Cintas Corp.	8	3,622
Communications Equipment — 0.2%
Motorola Solutions, Inc.	14	3,855
Consumer Finance — 0.1%
American Express Co.	22	3,356
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	37	20,984
Walmart, Inc.	92	14,734
		35,718
Distributors — 0.1%
LKQ Corp.	37	1,848
Electric Utilities — 1.2%
Constellation Energy Corp.	29	3,218
NextEra Energy, Inc.	261	14,950
PG&E Corp. *	606	9,770
		27,938
Electrical Equipment — 0.6%
Eaton Corp. plc	68	14,462
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	77	2,338
Keysight Technologies, Inc. *	20	2,657
		4,995
Energy Equipment & Services — 0.1%
Baker Hughes Co.	88	3,105

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 0.5%
Netflix, Inc. *	27	10,068
Warner Bros Discovery, Inc. *	105	1,141
		11,209
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B * (a)	93	32,669
FleetCor Technologies, Inc. *	34	8,554
Mastercard, Inc., Class A (a)	90	35,558
Visa, Inc., Class A	111	25,542
		102,323
Food Products — 0.7%
Mondelez International, Inc., Class A	219	15,189
Ground Transportation — 0.9%
CSX Corp.	144	4,440
Norfolk Southern Corp.	27	5,322
Uber Technologies, Inc. *	98	4,506
Union Pacific Corp.	29	5,915
		20,183
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	132	12,806
Baxter International, Inc.	122	4,590
Becton Dickinson & Co.	17	4,442
Boston Scientific Corp. *	191	10,075
Dexcom, Inc. *	24	2,189
Intuitive Surgical, Inc. *	28	8,254
Medtronic plc	86	6,755
ResMed, Inc.	8	1,237
Stryker Corp.	21	5,779
		56,127
Health Care Providers & Services — 2.9%
Centene Corp. *	95	6,509
CVS Health Corp.	45	3,163
Elevance Health, Inc.	23	9,921
Humana, Inc.	12	6,036
McKesson Corp.	10	4,385
UnitedHealth Group, Inc. (a)	74	37,193
		67,207
Health Care REITs — 0.3%
Ventas, Inc.	180	7,565
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc. *	5	15,929
Chipotle Mexican Grill, Inc. *	6	11,310
Domino's Pizza, Inc.	5	1,836
Expedia Group, Inc. *	71	7,321
Marriott International, Inc., Class A	39	7,791

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	13	1,171
Yum! Brands, Inc.	64	7,985
		53,343
Household Durables — 0.3%
Lennar Corp., Class A	19	2,114
Toll Brothers, Inc.	37	2,715
Whirlpool Corp.	9	1,204
		6,033
Household Products — 0.9%
Church & Dwight Co., Inc.	63	5,740
Colgate-Palmolive Co.	17	1,251
Procter & Gamble Co. (The)	94	13,672
		20,663
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	125	23,116
Industrial REITs — 0.6%
Prologis, Inc.	129	14,533
Insurance — 2.0%
Aflac, Inc.	74	5,663
Chubb Ltd.	31	6,385
Globe Life, Inc.	59	6,434
Progressive Corp. (The)	109	15,130
Travelers Cos., Inc. (The)	74	12,140
		45,752
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A *	361	47,258
Alphabet, Inc., Class C *	300	39,581
Meta Platforms, Inc., Class A *	162	48,546
		135,385
IT Services — 1.1%
Accenture plc, Class A	51	15,700
Cognizant Technology Solutions Corp., Class A	137	9,293
		24,993
Life Sciences Tools & Services — 1.3%
Danaher Corp.	60	14,941
Thermo Fisher Scientific, Inc.	28	13,862
		28,803
Machinery — 1.9%
Deere & Co.	52	19,651
Dover Corp.	36	5,101
Otis Worldwide Corp.	132	10,612
Parker-Hannifin Corp.	20	7,672
		43,036

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.3%
Charter Communications, Inc., Class A *	24	10,667
Comcast Corp., Class A	433	19,199
		29,866
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	85	3,148
Nucor Corp.	22	3,469
		6,617
Multi-Utilities — 1.1%
Ameren Corp.	20	1,457
CenterPoint Energy, Inc.	180	4,833
CMS Energy Corp.	43	2,295
Dominion Energy, Inc.	75	3,357
Public Service Enterprise Group, Inc.	214	12,187
		24,129
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	68	11,468
ConocoPhillips	192	22,922
Diamondback Energy, Inc.	87	13,454
EOG Resources, Inc.	127	16,094
Exxon Mobil Corp.	271	31,874
Marathon Oil Corp.	177	4,744
		100,556
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	121	4,494
Personal Care Products — 0.3%
Kenvue, Inc.	311	6,253
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	313	18,159
Eli Lilly & Co.	45	24,315
Johnson & Johnson	130	20,307
Merck & Co., Inc.	104	10,669
		73,450
Professional Services — 0.2%
Leidos Holdings, Inc.	52	4,815
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	61	3,876
Sun Communities, Inc.	38	4,587
UDR, Inc.	120	4,276
		12,739
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc. *	168	17,236
Analog Devices, Inc.	102	17,888
Lam Research Corp.	30	18,690

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	162	70,633
NXP Semiconductors NV (China)	96	19,253
Qorvo, Inc. *	42	3,998
Teradyne, Inc.	53	5,328
Texas Instruments, Inc.	136	21,586
		174,612
Software — 9.8%
Adobe, Inc. *	49	24,744
Cadence Design Systems, Inc. *	19	4,355
DocuSign, Inc. *	16	690
Intuit, Inc.	29	15,062
Microsoft Corp.	489	154,267
Oracle Corp.	96	10,201
Salesforce, Inc. *	38	7,718
ServiceNow, Inc. *	14	7,718
		224,755
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	53	6,388
SBA Communications Corp.	34	6,768
		13,156
Specialty Retail — 2.5%
AutoNation, Inc. *	26	3,933
AutoZone, Inc. *	5	12,372
Best Buy Co., Inc.	88	6,118
Burlington Stores, Inc. *	21	2,823
Lowe's Cos., Inc.	106	21,959
O'Reilly Automotive, Inc. *	3	2,991
TJX Cos., Inc. (The)	91	8,080
		58,276
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	904	154,721
Seagate Technology Holdings plc	114	7,526
		162,247
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	96	9,211
Tobacco — 0.4%
Altria Group, Inc.	64	2,708
Philip Morris International, Inc.	67	6,189
		8,897
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	31	4,381
Total Common Stocks (Cost $1,902,475)		2,187,703

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 2.0%
Put Options Purchased — 2.0%
S&P 500 Index
11/30/2023 at USD 4,270.00 , European Style
Notional Amount: USD 2,240,077
Counterparty: Exchange-Traded * (Cost $22,307)	5,224	45,893
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c) (Cost $49,469)	49,469	49,469
Total Investments — 99.7% (Cost $1,974,251)		2,283,065
Other Assets Less Liabilities — 0.3%		5,835
NET ASSETS — 100.0%		2,288,900

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	239	12/15/2023	USD	51,705	(1,782)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,224	USD 2,240,077	USD 4,745.00	11/30/2023	(1,243)
Written Put Options Contracts as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,224	USD 2,240,077	USD 3,600.00	11/30/2023	(4,205)
Total Written Options Contracts (Premiums Received $21,863)						(5,448)

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures and options contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,283,065	$—	$—	$2,283,065
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,782)	$—	$—	$(1,782)
Options Written (a)
Call Options Written	(1,243)	—	—	(1,243)
Put Options Written	(4,205)	—	—	(4,205)
Total Depreciation in Other Financial Instruments	$(7,230)	$—	$—	$(7,230)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$22,478	$219,424	$192,433	$—	$—	$49,469	49,469	$525	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.